Consolidated Statement of Financial Position - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Non-current:
Intangible assets	€ 8,384	€ 8,344
Goodwill	2,520	2,427
Property, plant and equipment	3,837	3,993
Non-current derivative assets	2	35
Deferred tax assets	56	274
Total non-current assets	81	70
Total non-current assets	14,880	15,143
Current:
Current derivative assets	20	23
Current tax assets	25	16
Inventories	650	673
Amounts receivable from related parties	75	95
Trade accounts receivable	1,732	1,860
Other current assets	452	372
Cash and cash equivalents	360	386
Total current assets	3,314	3,425
Total assets	18,194	18,568
Non-current:
Borrowings, less current portion	5,474	5,562
Employee benefit liabilities	162	278
Non-current provisions	48	89
Non-current derivative liabilities	93	1
Deferred tax liabilities	2,237	2,248
Other non-current liabilities	208	177
Total non-current liabilities	8,222	8,355
Current:
Current portion of borrowings	274	875
Current portion of employee benefit liabilities	21	24
Current provisions	194	221
Current derivative liabilities	1	8
Current tax liabilities	86	44
Amounts payable to related parties	178	162
Trade and other payables	2,533	2,418
Total current liabilities	3,287	3,752
Total liabilities	11,509	12,107
EQUITY
Share capital	5	5
Share premium	127	114
Merger reserves	287	287
Other reserves	(503)	(419)
Retained earnings	6,769	6,474
Total equity	6,685	6,461
Total equity and liabilities	€ 18,194	€ 18,568